Financial Assets at Amortised Cost - Loans and Advances to Customers (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loans And Receivables [Abstract]
Credit Cards	$ 72,065,842	$ 64,408,377
Consumer loans	23,594,950	36,244,344
Other financing	22,990,706	21,616,264
Loans for the prefinancing and financing of exports	18,296,107	69,360,839
Overdrafts	14,397,300	18,135,783
Real estate mortgage	14,151,441	15,544,350
Commercial papers	12,336,236	17,806,133
Notes	11,360,539	19,597,217
Pledge loans	8,657,089	2,538,576
Receivables from financial leases	1,889,792	3,657,745
Loans to employees	1,714,373	1,854,451
Allowances for loan losses	(11,412,408)	(6,251,850)
TOTAL	$ 190,041,967	$ 264,512,229